Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 36,006	$ 30,354
Amounts held in escrow in connection with acquisitions	2,500	7,521
Value added tax	10,605	10,221
Other receivables	17,179	7,267
Prepaid expenses and other current assets	$ 66,290	$ 55,363